Deferred Tax Balances - Deferred Tax Assets (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Set-off of deferred tax liabilities pursuant to set-off provisions	$ (5,437,450)	$ (1,640,025)
Net deferred tax liabilities	0	0
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	132,933	110,314
Accruals [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	265,728	226,174
Unrealized exchange (gain)/loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	0	1,085,910
Unused tax loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 5,038,789	$ 217,627